UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                               as of May 31, 2018 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

(formerly Deutsche Multi-Asset Conservative Allocation Fund)

	Shares	Value ($)
Equity - Equity Funds 25.9%
DWS Core Equity Fund "Institutional" (a)	582,686	16,501,668
DWS Emerging Markets Equity Fund "Institutional" (a)	42,768	861,340
DWS European Equity Fund "Institutional"* (a)	289,326	3,558,712
DWS Small Cap Core Fund "S" (a)	57,255	1,889,994
Total Equity - Equity Funds (Cost $13,991,481)		22,811,714
Equity - Exchange-Traded Funds 9.6%
iShares MSCI Japan ETF	44,393	2,652,038
iShares MSCI Pacific ex Japan ETF	28,294	1,344,814
SPDR Bloomberg Barclays Convertible Securities ETF	83,500	4,450,550
Total Equity - Exchange-Traded Funds (Cost $7,939,666)		8,447,402
Fixed Income - Bond Funds 37.3%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	112,098	1,010,000
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	184,761	2,281,793
DWS Global High Income Fund "Institutional" (a)	3,622	24,195
DWS High Conviction Global Bond Fund "S" (a)	184,371	1,666,714
DWS High Income Fund "Institutional" (a)	202,462	939,424
DWS Total Return Bond Fund "Institutional" (a)	1,507,775	15,635,630
DWS U.S. Bond Index Fund "Institutional" (a)	1,231,150	11,351,206
Total Fixed Income - Bond Funds (Cost $33,807,988)		32,908,962
Fixed Income - Exchange-Traded Funds 19.7%
iShares Core U.S. Aggregate Bond ETF	104,177	11,090,684
iShares JPMorgan USD Emerging Markets Bond ETF	25,200	2,742,768
iShares TIPS Bond ETF	31,563	3,550,206
Total Fixed Income - Exchange-Traded Funds (Cost $17,811,401)		17,383,658
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 1.3%
U.S. Treasury Bill, 1.18% **, 8/16/2018 (b) (Cost $1,150,128)	1,153,000	1,148,472
	Shares	Value ($)
Fixed Income - Money Market Fund 3.6%
DWS Central Cash Management Government Fund, 1.78% (a) (c) (Cost $3,199,961)	3,199,961	3,199,961
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $77,900,625)	97.4	85,900,169
Other Assets and Liabilities, Net	2.6	2,288,252
Net Assets	100.0	88,188,421

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended May 31, 2018 are as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018

Equity - Equity Funds 25.9%
DWS Core Equity Fund “Institutional” (a)
15,780,492	2,074,064	2,197,200	209,972	634,340	123,929	750,135	582,686	16,501,668
DWS Emerging Markets Equity Fund “Institutional” (a)
—	887,000	—	—	(25,661)	—	—	42,768	861,340
DWS European Equity Fund “Institutional” (a)*
3,945,363	—	545,700	62,240	96,809	—	—	289,326	3,558,712
DWS Small Cap Core Fund “S” (a)
2,343,493	125,699	744,999	248,122	(82,321)	7,695	118,004	57,255	1,889,994
Fixed Income - Bond Funds 37.3%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
—	1,010,000	—	—	—	—	—	112,098	1,010,000
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
1,027,687	1,283,653	141,100	(44,266)	155,819	3,653	—	184,761	2,281,793
DWS Global High Income Fund “Institutional” (a)
3,182,065	92,541	3,199,099	229,143	(280,455)	91,662	—	3,622	24,195
DWS Global Inflation Fund “Institutional” (a)
4,679,737	—	4,647,381	97,113	(129,469)	—	—	—	—
DWS High Conviction Global Bond Fund “S” (a)
1,935,252	31,529	261,199	(24,704)	(14,164)	31,529	—	184,371	1,666,714
DWS High Income Fund “Institutional” (a)
1,075,879	39,531	145,400	1,644	(32,230)	39,530	—	202,462	939,424
DWS Total Return Bond Fund “Institutional” (a)
18,374,674	430,303	2,468,300	38,300	(739,347)	430,303	—	1,507,775	15,635,630
DWS U.S. Bond Index Fund “Institutional” (a)
13,336,897	275,919	1,783,900	(14,882)	(462,828)	249,099	30,090	1,231,150	11,351,206
Fixed Income - Money Market Fund 3.6%
DWS Central Cash Management Government Fund, 1.78% (a) (c)
1,119,586	20,159,995	18,079,620	—	—	36,427	—	3,199,961	3,199,961

66,801,125	26,410,234	34,213,898	802,682	(879,507)	1,013,827	898,229	7,598,235	58,920,637

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by DWS Investment Management Americas Inc.
(b)	At May 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At May 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
MSCI Emerging Market Index	USD	6/15/2018	38	2,258,824	2,131,230	(127,594)
S&P 500 E-Mini Index	USD	6/15/2018	33	4,574,867	4,464,075	(110,792)
Total unrealized depreciation						(238,386)

Currency Abbreviations
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$22,811,714	$—	$—	$22,811,714
Equity - Exchange-Traded Funds	8,447,402	—	—	8,447,402
Fixed Income - Bond Funds	32,908,962	—	—	32,908,962
Fixed Income - Exchange-Traded Funds	17,383,658	—	—	17,383,658
Short-Term U.S. Treasury Obligation	—	1,148,472	—	1,148,472
Money Market Fund	3,199,961	—	—	3,199,961
Total	$84,751,697	$1,148,472	$—	$85,900,169
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(238,386)	$—	$—	$(238,386)
Total	$(238,386)	$—	$—	$(238,386)

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (238,386)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Asset Conservative Allocation Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	July 23, 2018